Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net Income	$ 2,442	$ 2,123	$ 2,206
OCI, Net of Tax:
Change in unrecognized net pension and postretirement costs	(41)	(97)	(323)
Change in unrealized net gains (losses) on cash flow hedges	(9)	(29)	(56)
Change in unrealized net gains (losses) on AFS securities	(225)	(186)	194
Change in FDIC's share of unrealized gains/losses on AFS securities	169	38	28
Other, net	2	(3)	(1)
Total OCI	(104)	(277)	(158)
Total comprehensive income	2,338	1,846	2,048
Income Tax Effect of Items Included in OCI:
Change in unrecognized net pension and postretirement costs	(20)	(59)	(192)
Change in unrealized net gains (losses) on cash flow hedges	(4)	(18)	(34)
Change in unrealized net gains (losses) on AFS securities	(130)	(120)	117
Change in FDIC 's share of unrealized gains/losses on AFS securities	98	25	17
Other, net	$ 1	$ 3	$ 2